Related Party Transactions - Schedule of Due From Related Parties (Details) - USD ($)	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Due from related parties	$ 73,918	$ 288,056
Restatement [Member]
Due from related parties			$ 382,384
Masteryasia (M) Sdn Bhd [Member]
Due from related parties		209,859
Masteryasia (M) Sdn Bhd [Member] | Restatement [Member]
Due from related parties			295,697
Quest Consulting Ltd [Member]
Due from related parties	10,711	9,715
Quest Consulting Ltd [Member] | Restatement [Member]
Due from related parties			21,991
Castlefield Realty International Holdings Sdn Bhd [Member]
Due from related parties	59,599	66,348
Castlefield Realty International Holdings Sdn Bhd [Member] | Restatement [Member]
Due from related parties			64,696
Bluesky Oasis Sdn Bhd [Member]
Due from related parties		1,224
Bluesky Oasis Sdn Bhd [Member] | Restatement [Member]
Due from related parties
Quest Management Consulting (Shanghai) Co.Ltd. [Member]
Due from related parties	350	351
Quest Management Consulting (Shanghai) Co.Ltd. [Member] | Restatement [Member]
Due from related parties
Castlefield Realty International Sdn Bhd [Member]
Due from related parties	117	118
Castlefield Realty International Sdn Bhd [Member] | Restatement [Member]
Due from related parties
Ilham Trading International Sdn Bhd [Member]
Due from related parties		215
Ilham Trading International Sdn Bhd [Member] | Restatement [Member]
Due from related parties
BetterBlue Sdn Bhd [Member]
Due from related parties	392
Speedprop Gloabl Sdn Bhd [Member]
Due from related parties	2,522
Others [Member]
Due from related parties	$ 227	$ 226
Others [Member] | Restatement [Member]
Due from related parties